UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22783

Exact name of registrant as specified in charter:	Oppenheimer SteelPath Master MLP Fund, LLC

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2015-06/30/2016

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22783
Reporting Period: 07/01/2015 - 06/30/2016
Oppenheimer SteelPath Master MLP Fund, LLC

================== Oppenheimer SteelPath Master MLP Fund, LLC ==================

CRESTWOOD MIDSTREAM PARTNERS LP

Ticker:       CMLP           Security ID:  226378107
Meeting Date: SEP 30, 2015   Meeting Type: Special
Record Date:  AUG 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       Against      Management
2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

DORIAN LPG LTD.

Ticker:       LPG            Security ID:  Y2106R110
Meeting Date: JUL 23, 2015   Meeting Type: Annual
Record Date:  JUN 01, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Oivind Lorentzen         For       Withhold     Management
1.2   Elect Director John Lycouris            For       Withhold     Management
1.3   Elect Director Ted Kalborg              For       For          Management
2     Ratify Deloitte Hadjipavlou Sofianos &  For       For          Management
      Cambanis S.A. as Auditors
3     Amend Omnibus Stock Plan                For       For          Management

--------------------------------------------------------------------------------

GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102
Meeting Date: SEP 23, 2015   Meeting Type: Annual
Record Date:  JUL 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andrew J.D. Whalley      For       Against      Management
2     Elect Director Paul Leand Jr.           For       Against      Management

--------------------------------------------------------------------------------

SEADRILL PARTNERS LLC

Ticker:       SDLP           Security ID:  Y7545W109
Meeting Date: SEP 28, 2015   Meeting Type: Annual
Record Date:  AUG 06, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bert M. Bekker           For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer SteelPath Master MLP Fund, LLC

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 30, 2016

*By:	/s/ Taylor V. Edwards
------------------------------------------
Taylor V. Edwards, Attorney in Fact